UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23234

BMT Investment Funds
(Exact name of registrant as specified in charter)

10 South Bryn Mawr Avenue

Bryn Mawr, PA 19010
(Address of principal executive offices) (Zip code)

Jennifer Dempsey Fox

10 South Bryn Mawr Avenue

Bryn Mawr, PA 19010
(Name and address of agent for service)

(610) 527-8397

Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period: November 30, 2018

Item 1. Reports to Stockholders.

BMT Multi-Cap Fund

Semi-Annual Report

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.bmtc.com/mutual-fund), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-866-268-4701.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-866-268-4701 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Letter from the Investment Adviser

Dear Shareholders,

At Bryn Mawr Trust, we are committed to being stewards of the capital you have invested. We are pleased to provide this semi-annual report for the BMT Multi-Cap Fund (“BMTMX”), which is advised by BMT Investment Advisers.

The following general market and macroeconomic commentary and relative performance insights cover the last six months of the Fund’s fiscal year, from May 31, 2018 through November 30, 2018.

Over that six-month period, BMTMX returned 3.55%, compared to 1.89% for the Russell 3000 Index and 3.02% for the S&P 500 Index.

On a year-to-date basis through November 30, 2018, BMTMX returned 5.96%. That result was better than both the Russell 3000 Index and the S&P 500 Index, which returned 4.48% and 5.11%, respectively.

Within the Mid Blend universe, BMTMX’s category assigned by Morningstar, Inc., BMTMX ranked in the first quartile for the twelve- month period ending November 30.

Macroeconomic Review

As the year progressed, the strength and durability of the long domestic economic expansion came in to question. However, the release of Real GDP, indicating that the U.S. economy grew at a strong +3.4% annualized rate in the third quarter, was a strong and, at the time, a welcome tonic for the markets.

Economic weakness was primarily centered in housing data, as both housing permits and new starts trended lower. Clearly, higher long-term mortgage rates were at least partially responsible for the weakness. Strength was noted in the multifamily housing segment, but single family starts hit their lowest level since May 2017.

The month of November provided a weaker report on employment, as total non-farm payroll jobs grew by a lesser than anticipated +155,000 new jobs. However, after revisions, job gains averaged +170,000 new jobs over the three months ended in November. The civilian unemployment rate held in at 3.7% for the third month in a row.

The Federal Reserve continued on its path of a more restrictive monetary policy. The tools for tightening are both the elevation of the overnight Fed Funds rate along with the gradual reduction in the size of the central bank’s balance sheet.

The Fed’s balance sheet had been expanded by the purchase of U.S. Treasury and mortgage bonds during the extraordinary period of Quantitative Easing, which has clearly ended.

BMTMX Performance Commentary

Information Technology provided excess return during the most recent six-month period, with noteworthy performances from Badger Meter, Corning, and MAXIMUS. BMTMX’s lack of exposure to the “FANG” (Facebook, Amazon, Netflix, and Google-parent Alphabet) trade, which penalized performance at the outset of the year, also proved beneficial as those stocks as a group lagged over the last six months.

The Health Care sector delivered a boost to performance, providing above market returns to BMTMX, as it did over the first five months of the year. Performances of note were turned in by LHC Group, U.S. Physical Therapy, Thermo Fisher Scientific, and Merit Medical Systems.

Financials created the biggest drag within the portfolio due to operating margins. Of the banks owned within BMTMX, the smaller sized banks underperformed the large banks by a wide margin. Detracting from performance during the period were South State Corp., Union Bankshares, and Camden National.

From a market cap standpoint, the large cap issues within BMTMX performed well during the most recent six-month period, producing a return which exceeded the large cap issues with the Russell 3000 Index. Mid Cap issues, a significant overweight within BMTMX relative to the Russell 3000, also provided excess return during the period.

Market Outlook

Equity markets have been in a state of correction since small cap stocks, as measured by the Russell 2000 Index, peaked in early September and larger cap stocks, as measured by the S&P 500 Index, peaked in early October.

In our view, financial markets are dealing with the issue of re-pricing growth, from three perspectives:

1.	The view that global growth is slowing, with pressures in the Euro Area (Brexit, Italy, Germany et al), and China;
2.	The valuation metrics that markets should place on this slowing growth, and
3.	Whether the Federal Reserve has made a policy error in their approach to the administration of monetary policy.

We are not of the view that growth, at least here in the U.S., is sliding into recession currently. However, we may well have seen the peak in corporate earnings in this economic cycle. Based on various forecasts, corporate earnings growth should be around +8.5% in 2019, which is constructive but marks a sharp deceleration from the estimated growth of +24.3% in 2018. As to this latter point, we would emphasize that in the period after corporate profits peaked in 1997, equity markets peaked more than 2 years later. A similar scenario occurred in 2006, where equity markets peaked well over a year after corporate earnings hit their high watermark.

We remain generally constructive on the domestic equity markets as we near the onset of 2019. However, we equally acknowledge that market volatility had been abnormally low entering 2018 and we are not surprised to see more significant price fluctuations at the later stage of this long current economic and market cycle.

Sincerely,

Jennifer Dempsey Fox, CFP®

President, BMT Investment Advisers

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

This shareholder letter reflects opinions of BMTMX managers as of 11/30/2018, which are subject to change. Any forecast made cannot be guaranteed and should not be considered investment advice.

BMTMX invests in mid-cap and small-cap companies, which involves risks such as limited liquidity and greater volatility. BMTMX also may invest in other investment companies (to the extent it does so, an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying investment companies), foreign securities (which involves political, economic and currency risks, greater volatility, and differences in accounting methods), and/or debt securities (which typically decrease in value when interest rates rise).

Morningstar Rankings represent a fund’s total-return percentile rank relative to all funds that have the same Morningstar Category. The highest percentile rank is 1 and the lowest is 100. It is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees. Morningstar ranked the BMT Multi-Cap Fund in the top 6%, out of 437 Mid-cap Blend funds for the one year period ending 11/30/2018. Past performance does not guarantee future results.

The Russell 3000 Index is a market-capitalization-weighted equity index that provides exposure to the entire U.S. stock market. It tracks the performance of the 3,000 largest U.S. traded stocks, which represent about 98% of all U.S. incorporated equity securities.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest in an index.

The Russell 2000 Index is a market-capitalization-weighted equity index that provides exposure to 2,000 small cap companies in the Russell 3000 Index. It tracks the performance of 2,000 small to mid-cap U.S. traded stocks, which represent about 8% of the total Russell 3000 market capitalization.

BMTMX holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the “Schedule of Investments” section in this report for a full listing of BMTMX’s holdings.

BMT Investment Advisers, a subsidiary of Bryn Mawr Bank Corporation, is the advisor to BMTMX. BMTMX is distributed by Quasar Distributors, LLC. Bryn Mawr Bank Corporation and Quasar Distributors, LLC are independent entities.

Expense Example

November 30, 2018 (Unaudited)

As a shareholder of the BMT Multi-Cap Fund (“the Fund”), you incur ongoing costs, including management fees and other expenses incurred by the Fund. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period of June 1, 2018 – November 30, 2018.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent that the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the following example. The example includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BMT Multi-Cap Fund

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period* June 1, 2018 – November 30, 2018
Actual	$1,000.00	$1,035.50	$5.10
Hypothetical (5% return before expenses)	1,000.00	1,020.05	5.06

*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the period.

BMT Multi-Cap Fund

This chart assumes an initial gross investment of $10,000 made on August 15, 2017 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Russell 3000 Index is a market-capitalization-weighted equity index that provides exposure to the entire U.S. stock market. It tracks the performance of the 3,000 largest U.S. traded stocks, which represent about 98% of all U.S. incorporated equity securities.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest in an index.

Average Annual Total Returns (for period ended November 30, 2018)

	1 Year	Since Inception (08/15/17)
BMT Multi-Cap Fund	5.94%	10.66%
Russell 3000 Total Return Index	5.53%	11.04%
S&P 500 Total Return Index	6.27%	11.31%

Allocation of Portfolio Holdings (as a % of total net assets)

November 30, 2018 (Unaudited)

BMT Multi-Cap Fund

Components of Portfolio Holdings
Health Care	$36,013,743
Information Technology	34,480,940
Industrials	26,183,433
Financials	24,981,937
Consumer Discretionary	15,541,021
Consumer Staples	12,921,844
Materials	10,903,998
Energy	8,827,575
Communication Services	4,063,090
Utilities	1,787,602
Cash*	13,043,123
$188,748,306

The sector and industry classifications presented in this report present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

*Cash, cash equivalents and other assets less liabilities.

BMT Multi-Cap Fund

Schedule of Investments as of November 30, 2018

(Unaudited)

	Shares	Value
COMMON STOCKS - 93.09%
Automobiles & Components - 1.80%
Aptiv PLC (a)	21,834	$1,569,865
Cooper Tire & Rubber Co.	19,813	677,605
Dorman Products, Inc. (b)	13,147	1,155,095
		3,402,565
Banks - 9.03%
BB&T Corp.	58,655	2,997,270
Camden National Corp.	52,194	2,158,222
JPMorgan Chase & Co.	36,737	4,084,787
South State Corp.	37,112	2,692,847
Union Bankshares Corp.	81,058	2,869,453
Wells Fargo & Co.	41,388	2,246,541
		17,049,120
Capital Goods - 8.75%
Astec Industries, Inc.	34,932	1,246,024
Cubic Corp.	32,050	1,961,139
Hexcel Corp.	36,771	2,267,668
Honeywell International, Inc.	19,430	2,851,353
Johnson Controls International plc (a)	62,297	2,166,690
Nordson Corp.	16,829	2,026,380
Resideo Technologies, Inc. (b)	2,947	60,797
Spirit AeroSystems Holdings, Inc. - Class A	23,023	1,885,123
Standex International Corp.	25,712	2,049,246
		16,514,420
Commercial & Professional Services - 1.96%
ABM Industries, Inc.	61,074	1,934,824
Brady Corp. - Class A	40,544	1,766,097
		3,700,921
Consumer Durables & Apparel - 3.08%
Brunswick Corp.	31,983	1,696,378
VF Corp.	24,583	1,998,352
Wolverine World Wide, Inc.	61,492	2,127,623
		5,822,353
Consumer Services - 1.13%
Darden Restaurants, Inc.	19,242	2,127,011

See notes to financial statements.

BMT Multi-Cap Fund

Schedule of Investments as of November 30, 2018

(Unaudited)

	Shares	Value
Diversified Financials - 3.00%
Cboe Global Markets, Inc.	17,082	1,838,365
The Charles Schwab Corp.	40,581	1,818,029
Raymond James Financial, Inc.	25,132	2,003,774
		5,660,168
Energy - 4.68%
Anadarko Petroleum Corp.	26,810	1,418,249
Apache Corp.	44,152	1,551,060
EOG Resources, Inc.	19,931	2,059,072
Occidental Petroleum Corp.	33,194	2,332,542
Schlumberger Ltd. (a)	32,520	1,466,652
		8,827,575
Food & Staples Retailing - 1.87%
Sysco Corp.	35,330	2,381,242
Walgreens Boots Alliance, Inc.	13,528	1,145,416
		3,526,658
Food, Beverage & Tobacco - 3.25%
Hormel Foods Corp.	51,187	2,308,022
McCormick & Co., Inc.	11,263	1,689,450
PepsiCo, Inc.	17,509	2,135,047
		6,132,519
Health Care Equipment & Services - 13.43%
Abbott Laboratories	40,089	2,968,590
Becton Dickinson and Co.	14,378	3,634,040
Laboratory Corp. of America Holdings (b)	12,374	1,802,149
LHC Group, Inc. (b)	25,187	2,641,361
Masimo Corp. (b)	18,660	2,060,437
Merit Medical Systems, Inc. (b)	37,267	2,349,684
STERIS PLC (a)	22,120	2,634,050
Stryker Corp.	14,370	2,521,360
Teleflex, Inc.	9,716	2,675,981
US Physical Therapy, Inc.	17,278	2,055,909
		25,343,561
Household & Personal Products - 1.73%
Church & Dwight Co, Inc.	33,316	2,205,186
Kimberly-Clark Corp.	9,166	1,057,481
		3,262,667

See notes to financial statements.

BMT Multi-Cap Fund

Schedule of Investments as of November 30, 2018

(Unaudited)

	Shares	Value
Insurance - 1.20%
Prudential Financial, Inc.	24,239	2,272,649
Materials - 5.78%
Bemis Co., Inc.	39,310	1,916,756
DowDuPont, Inc.	51,290	2,967,126
The Mosaic Co.	50,431	1,815,516
Quaker Chemical Corp.	9,878	2,037,239
Sensient Technologies Corp.	33,728	2,167,361
		10,903,998
Media - 1.03%
CBS Corp. - Class B	36,000	1,950,480
Pharmaceuticals, Biotechnology & Life Sciences - 5.65%
Amgen, Inc.	9,485	1,975,251
Gilead Sciences, Inc.	30,715	2,209,637
Johnson & Johnson	18,187	2,671,671
Thermo Fisher Scientific, Inc.	15,282	3,813,623
		10,670,182
Retailing - 2.22%
The TJX Companies, Inc.	54,206	2,647,963
Williams-Sonoma, Inc.	27,214	1,541,129
		4,189,092
Semiconductors & Semiconductor Equipment - 2.62%
Analog Devices, Inc.	23,956	2,202,036
Cirrus Logic, Inc. (b)	36,680	1,373,299
Skyworks Solutions, Inc.	18,916	1,376,517
		4,951,852
Software & Services - 8.32%
CACI International, Inc. - Class A (b)	15,063	2,484,039
Mastercard, Inc. - Class A	15,085	3,033,141
MAXIMUS, Inc.	33,756	2,400,727
Microsoft Corp.	31,553	3,498,912
Paychex, Inc.	34,675	2,453,603
Total System Services, Inc.	20,899	1,825,946
		15,696,368

See notes to financial statements.

BMT Multi-Cap Fund

Schedule of Investments as of November 30, 2018

(Unaudited)

	Shares	Value
Technology Hardware & Equipment - 7.33%
Apple, Inc.	22,390	3,998,406
Avnet, Inc.	34,439	1,509,117
Badger Meter, Inc.	32,171	1,785,490
Cisco Systems, Inc.	52,857	2,530,265
Corning, Inc.	73,962	2,383,056
MTS Systems Corp.	31,611	1,626,386
		13,832,720
Telecommunication Services - 1.12%
Verizon Communications, Inc.	35,035	2,112,610
Transportation - 3.16%
Atlas Air Worldwide Holdings, Inc. (b)	29,436	1,567,467
Norfolk Southern Corp.	11,500	1,963,510
United Parcel Service, Inc. - Class B	21,139	2,437,115
		5,968,092
Utilities - 0.95%
American Water Works Co., Inc.	18,736	1,787,602
Total Common Stocks (Cost $157,037,707)		175,705,183

Short-Term Investment - 6.57%
Money Market Fund - 6.57%
Dreyfus Government Cash Management - Class I 2.091% (c)	12,401,275	12,401,275
Total Short-Term Investment (Cost $12,401,275)		12,401,275

Total Investments (Cost $169,438,982) - 99.66%		188,106,458
Assets in Excess of Other Liabilities - 0.34%		641,848
TOTAL NET ASSETS - 100.00%		$188,748,306

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Foreign concentration (including ADRs) was as follows: Curacao 0.78%; Ireland 1.15%; Jersey 0.83%; United Kingdom 1.40%.
(b)	Non-income producing security.
(c)	Variable rate security. Rate listed is the 7-day yield as of November 30, 2018.

The accompanying footnotes are an integral part of the Financial Statements.

See notes to financial statements.

Statement of Assets & Liabilities

Period Ended November 30, 2018 (Unaudited)

Assets:

Investment, at value (cost $169,438,982)	$188,106,458
Investment receivable	904,690
Income receivable	309,016
Receivable for fund shares sold	26,850
Other assets	24,783
Total assets	189,371,797

Liabilities:

Payable for investments purchased	392,378
Payable to Investment Adviser	101,358
Payable to Trustees	19,733
Payable to CCO	2,127
Payable to Custodian	6,804
Payable for fund shares redeemed	32,949
Other expenses payable	68,142
Total liabilities	623,491
Total net assets	$188,748,306

Net Assets Consist of:
Capital stock	168,455,362
Total distributable earnings	20,292,944
Total net assets	$188,748,306

Net assets	$188,748,306
Shares outstanding	16,587,459
Net asset value, offering and redemption price per share	$11.38

See notes to financial statements.

Statement of Operations

Period Ended November 30, 2018 (Unaudited)

Investment Income:

Dividend income	$1,432,258
Interest income	101,316
Total investment income	1,533,574

Expenses:

Investment Advisory fees (See Note 3)	583,436
Administration fees	74,681
Trustee fees and expenses	49,233
Professional fees	45,546
Compliance fees	35,345
Deferred offering costs (See Note 4)	29,553
Fund accounting fees	25,501
Transfer agent fees and expenses	22,507
Custody fees	12,945
Federal and state registration fees	9,661
Insurance	7,197
Reports to shareholders	4,686
Miscellaneous expenses	546
Total expenses before Adviser waiver	900,837
Expenses waived by Adviser (See Note 3)	(18,264)
Net expenses before Adviser recoupment	882,573
Expense recouped by Adviser	15,418
Total net expenses	897,991
Net investment income	635,583

Net Realized and Unrealized Gain on Investments:

Net realized gain on investment transactions	16,057
Net change in unrealized appreciation on investments	5,158,709

Net realized and unrealized gain on investments	5,174,766

Net increase in net assets resulting from operations	$5,810,349

See notes to financial statements.

Statements of Changes in Net Assets

	Period Ended November 30, 2018	Period Ended May 31, 2018(1)
Operations:	(Unaudited)
Net investment income	635,583	712,853
Net realized gain (loss) on investment transactions	16,057	(948,813)
Net change in unrealized appreciation on investments	5,158,709	13,508,767
Net increase in net assets resulting from operations	5,810,349	13,272,807
Distributions to Shareholders:
Net dividends and distributions to shareholders	–	(235,694)
Total distributions	–	(235,694	)(2)
Capital Share Transactions:
Proceeds from shares sold	18,606,948	133,604,980
Proceeds from shares issued from transfer in-kind (See Note 5)	–	25,437,031
Proceeds from shares issued in reinvestment of dividends	–	1,590
Cost of shares redeemed	(2,805,279)	(4,944,426)
Net increase in assets from capital share transactions	15,801,669	154,099,175
Total Increase in Net Assets	21,612,018	167,136,288
Net Assets:
Beginning of period	167,136,288	–
End of period	$188,748,306	$167,136,288	(3)

(1) The Fund commenced operations on August 15, 2017.

(2) Includes net investment income distributions of $235,694.

(3) Includes accumulated net investment income of $477,159.

See notes to financial statements.

Financial Highlights

	Period Ended November 30, 2018	August 15, 2017(1) through May 31, 2018
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.99	$10.00

Investment Operations:
Net investment income(2)	0.07	0.05
Net realized and unrealized gain on investments	0.32	0.96
Total from investment operations	0.39	1.01

Less distributions:
From net investment income	–	(0.02)
From net realized gains	–	–
Total distributions	$–	$(0.02)
Net asset value, end of period	$11.38	$10.99
Total return(3)	3.55%	10.09%

Supplemental data and ratios:
Net assets, end of period(000's)	$188,748	$167,136
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(4)	1.00%	1.23%
After expense reimbursement/recoupment(4)	1.00%	1.00%
Ratio of net investment income to average net assets
Before expense reimbursement/recoupment(4)	0.70%	0.41%
After expense reimbursement/recoupment(4)	0.70%	0.64%

Portfolio turnover rate(3)	3.26%	8.29%

(1)	Commencement of Operations.
(2)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Not annualized for the periods ended November 30, 2018 and May 31, 2018.
(4)	Annualized for the periods ended November 30, 2018 and May 31, 2018.

See notes to financial statements.

Notes to Financial Statements

November 30, 2018 (Unaudited)

1. Organization

BMT Investment Funds (the "Trust") was organized as a Delaware Statutory Trust on February 9, 2017 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At November 30, 2018, the Trust consisted of one series, BMT Multi-Cap Fund (the "Fund"), which commenced operations on August 15, 2017.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

• Level 1 -	Quoted prices in active markets for identical securities.
• Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, preferred stocks, convertible securities, warrants, rights, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as "NASDAQ") are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Portfolio securities primarily traded on the NASDAQ Stock Market ("NASDAQ") shall be valued using the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price. When using the market quotations or closing price provided by the pricing service, the security will be classified as a Level 1 security. When market quotations or closing price provided by the pricing service are unavailable, the mean of the bid and ask prices will be used. These securities will generally be classified as Level 2 securities.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees and will be classified as Level 3 assets.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of November 30, 2018, the Fund’s assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
BMT Multi-Cap Fund
Assets
Total Common Stocks*	$175,705,183	$-	$-	$175,705,183
Total Money Market Fund*	12,401,275	-	-	12,401,275
Total Assets	$188,106,458	$-	$-	$188,106,458

* For further information regarding security characteristics, please see the Schedules of Investments.

The Fund did not hold any investments during the period ended November 30, 2018 with significant unobservable inputs which would be classified as Level 3 assets. The Fund did not hold any derivative instruments during the reporting period.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experiences, the Fund expects the risk of loss to be remote.

Securities Transactions and Investment Income

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Net realized gains or losses are determined using the identified cost method.

Distribution to Shareholder Policy

Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually.

Uninvested Cash

The Fund may maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits.

Federal Income Taxes

The Fund complies with, and intends to continue to comply with, the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from federal income taxes.

Recent Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13. Management has evaluated the impact these changes will have on the Fund’s financial statements and disclosures and decided to early adopt.

Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statement of Assets and Liabilities date of November 30, 2018 through the date the financial statements were available for issue. This evaluation did not result in any subsequent events, other than those noted above, that necessitated disclosure and/or adjustments.

3. Investment Adviser

The Fund has entered into an investment advisory agreement ("Advisory Agreement") with BMT Investment Advisers (the "Adviser"). The Adviser is a registered investment adviser with the U.S. Securities and Exchange Commission ("SEC") that provides investment advisory services to BMT Investment Funds. Under the Advisory Agreement, the Adviser manages the Fund's investments subject to the supervision of the Trust’s Board of Trustees.

The Adviser has overall supervisory responsibility for the general management and investment of the Fund's securities portfolio. For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.65% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses.  Pursuant to an Expense Limitation Agreement between the Adviser and the Fund, the Adviser has agreed to reduce its management fees, and reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs and extraordinary and other non-routine expenses) do not exceed 1.00% of the Fund’s average daily net assets.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of thirty-six months after the month in which the related reimbursement or waiver occured, if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred and at the time of the recoupment. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration
2020	2021
$107,747	$149,928

For the period ended November 30, 2018, the Adviser recouped expenses of $15,418.

4. Offering Costs

Offering costs include state registration fees, legal fees, insurance fees, and printing and mailing fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. Many of these offering costs were advanced by the Adviser, subject to potential recovery (see Note 3). These amounts for the Fund during the period ended May 31, 2018 were $107,671. The total offering costs incurred by the Fund were $137,224.

5. Transfer In-Kind

Upon commencement of operations, the Fund accepted securities eligible for investment by the Fund as consideration for Fund shares issued at a value of $25,437,031. As a result of the in-kind contribution, the Fund issued 2,543,703 shares at the net asset value of $10.00.

6. Investment Transactions

The aggregate purchases and sales of securities (excluding short-term securities) by the Fund for the period ended November 30, 2018 was as follows:

	Non-U.S. Government
	Purchases	Sales
BMT Multi-Cap Fund	$19,884,025	$5,468,967

7. Capital Share Transactions

	Period Ended	Period Ended
	November 30, 2018	May 31, 2018
BMT Multi-Cap Fund
Shares sold	1,630,723	13,120,644
Shares issued from transfer in-kind (See Note 5)	-	2,543,703
Shares issued to holders in reinvestment of dividends	-	150
Shares redeemed	(244,661)	(463,100)
Net increase in shares	1,386,062	15,201,397

Shares outstanding:
Beginning of period	15,201,397	-
End of period	16,587,459	15,201,397

8. Federal Income Tax Information

The tax components of distributions paid during the fiscal period ended May 31, 2018 are as follows:

	Ordinary Income	Capital Gains
BMT Multi-Cap Fund	$235,694	$—

Additionally, GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended May 31, 2018, the following table shows the reclassifications made:

	Accumulated Net Realized Gains	Undistributed Net Investment Income	Paid-in Capital
BMT Multi-Cap Fund	$722,741	$—	$(722,741)

These reclassifications primarily relate to adjustments with differing book and tax methods of accounting for transfer in-kind sales.

As of May 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

BMT Multi-Cap Fund

Cost of investments	$142,384,648
Unrealized appreciation	29,292,228
Unrealized depreciation	(4,777,847)
Net unrealized appreciation	24,514,381
Undistributed ordinary income	477,159
Distributable income	477,159
Other accumulated loss	(11,231,686)
Total accumulated gain	$13,759,854

Other accumulated loss of $11,231,686 consists of losses attributed to capital loss carryovers and transfer in-kind.

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales long term.

At May 31, 2018, the Fund had tax basis capital losses of $184,067 which may be carried forward to offset future capital gains. To the extent that the BMT Multi-Cap Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryfowards. These losses do not expire.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the period ended May 31, 2018. The BMT Multi-Cap Fund has an open tax year of May 31, 2018. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties, nor were any accrued as of May 31, 2018.

8. Line of Credit

The BMT Multi-Cap Fund has a $15,000,000 uncommitted, unsecured, 364-day line of credit, for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate as of November 30, 2018 was 5.25%. During the period ended November 30, 2018, the Fund did not use the line.

Additional Information

November 30, 2018 (Unaudited)

Disclosure Regarding Fund Trustees and Officers

Name, Address* and Age	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
George M. Chamberlain, Jr. Age: 71	Trustee	Indefinite Term; Since 2017	1	Principal, GMC Consulting (Corporate consulting) (1999 to present); Vice President and General Counsel, SCM Advantage LLC (Supply chain consulting) (2009 to 2016).	Trapp Family Lodge Housing Cooperative (2008 to present), The Vantagepoint Funds (2012 to 2016), Alzheimer’s Association, Delaware Valley Chapter (2008 to 2016).
H. Richard Haverstick, Jr. Age: 66	Trustee	Indefinite Term; Since 2017	1	Accounting and Auditing Consultant (2015 to 2016); Partner, EY (Accounting and business management consulting) (1987 to 2013).	Thomas Jefferson University and Jefferson Health (2013 to present); Brandywine Realty Trust (2016 to present); Actua Corporation (2016 to present).
Barbara A. Nugent Age: 62	Lead Independent Trustee	Indefinite Term; Since 2017	1	President, True North Board Governance, LLC (Corporate consulting) (2014 to present); Partner, Stradley Ronon Stevens & Young, LLP (Law firm) (1999 to 2013).	Brighthouse Funds Trust I and Trust II (2014 to present).

Disclosure Regarding Fund Trustees and Officers – (Continued)

Name, Address* and Age	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Francis J. Leto*** Age: 59	Chairman, Trustee	Indefinite Term; Since 2017	1

President (2014 to present), Chief Executive Officer (2015 to present), Chief Operating Officer (2014 to 2015), Executive Vice President and head of Wealth Management Division (2009 to 2014) and General Counsel (2012 to 2014), Bryn Mawr Bank Corporation.

					None

*	Each Trustee may be contacted by writing to the Trustees of BMT Investment Funds, 10 South Bryn Mawr Avenue, Bryn Mawr, Pennsylvania 19010.
**	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
***	Mr. Leto is considered an “interested person” of the Trust because of his relationship with the Adviser.

Officers
Name, Address* and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Jennifer Dempsey Fox Age: 48	President and Principal Executive Officer	Indefinite Term; Since 2018

President, Bryn Mawr Trust Company Wealth Management Division (2017 to present) and President, BMT Investment Advisers (since January 2018); Executive Vice President and Chief Wealth Strategist, PNC Asset Management Group (2011 to 2017).

Michael W. Harrington (1) Age: 55	Treasurer and Principal Financial Officer	Indefinite Term; Since 2017

Executive Vice President and Chief Financial Officer, Bryn Mawr Bank Corporation (2015 to present); Chief Financial Officer and Treasurer, Susquehanna Bancshares (2012 to 2015); Treasurer, Chief Investment Officer and Chief Financial Officer, First Niagara Financial Group (2003 to 2012).

Lori Buchanan Goldman Age: 38	Secretary	Indefinite Term; Since 2017	Senior Vice President, General Counsel and Corporate Secretary, Bryn Mawr Bank Corporation (2015 to present); Attorney, Stradley Ronon Stevens & Young, LLP (2007 to 2015).
David C. Lebisky Age: 46	Chief Compliance Officer and Chief Anti-Money Laundering Officer	Indefinite Term; Since 2017

President, Lebisky Compliance Consulting LLC (2015 to present); Consultant, Duff & Phelps Compliance Consulting (2016 to present); Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) (2015 to 2018); Director of Regulatory Administration, Scotia Institutional Investments US, LP (2010 to 2014).

Stephen M. Wellman Age: 56	Assistant Secretary	Indefinite Term; Since 2018

Senior Vice President, Chief Operating Officer Bryn Mawr Trust Company Wealth Management Division (March 2016 to present); Senior Vice President, Cipperman Compliance Services (September 2015-March 2016); Senior Vice President, Chief Operating Officer Echo Point Investment Management (2010-March 2014).

*	The address for each officer is 10 South Bryn Mawr Avenue, Bryn Mawr, Pennsylvania 19010.

(1)	Mr. Marc Jenkins replaced Mr. Harrington as the Trust’s Treasurer and Principal Financial Officer on January 9, 2019.

The Statement of Additional information includes additional information about the Fund’s Trustees and is available free of charge upon request by calling the Fund toll free at 866.268.4701.

Shareholder Notification of Federal Tax Status

For the fiscal period ended May 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

BMT Multi-Cap Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended May 31, 2018, was as follows:

BMT Multi-Cap Fund	100.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows.

BMT Multi-Cap Fund	0.00%

Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request, by calling 1.866.268.4701 and on the SEC’s website (http://www.sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.268.4701 and on the SEC’s website (http://www.sec.gov). The Fund is required to disclose how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.866.268.4701 and on the SEC’s website (http://www.sec.gov).

Board of Trustees

George M. Chamberlain, Jr.

H. Richard Haverstick, Jr.

Barbara A. Nugent

Francis J. Leto

Investment Adviser

BMT Investment Advisers

10 South Bryn Mawr Avenue

Bryn Mawr, Pennsylvania 19010

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103

Custodian

U.S. Bank, N.A.

1555 N. RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53212

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Shareholder/Investor Information

1.866.268.4701

www.bmtc.com/mutual-fund

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)      The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)     There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)       (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BMT Investment Funds

By (Signature and Title)*                  /s/ Jennifer Dempsey Fox

Jennifer Dempsey Fox, President

Date      January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Jennifer Dempsey Fox

 Jennifer Dempsey Fox, President

Date      January 28, 2019

By (Signature and Title)*                  /s/ Marc Jenkins

Marc Jenkins, Treasurer

Date      January 28, 2019

* Print the name and title of each signing officer under his or her signature.